Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$272,652,556.59	$28,870,011.71	$243,782,544.88	0.385854	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$489,762,556.59	$28,870,011.71	$460,892,544.88

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$530,322,789.60	$499,007,761.89	0.241456
YSOC Amount	$35,812,448.72	$33,367,432.72
Adjusted Pool Balance	$494,510,340.88	$465,640,329.17
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.98228%	ACT/360	$—
Class A-3 Notes	$272,652,556.59	3.66000%	30/360	$831,590.30
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$489,762,556.59			$1,550,978.55

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$530,322,789.60	$499,007,761.89
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$494,510,340.88	$465,640,329.17
Number of Receivables Outstanding	50,129	48,860
Weighted Average Contract Rate	3.58%	3.58%
Weighted Average Remaining Term (months)	27.8	27.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,587,401.52
Principal Collections	$31,020,654.57
Liquidation Proceeds	$254,895.70
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,862,951.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,862,951.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$441,935.66	$441,935.66	$—	$—	$32,421,016.13
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,421,016.13
Interest - Class A-2a Notes	$—	$—	$—	$—	$32,421,016.13
Interest - Class A-2b Notes	$—	$—	$—	$—	$32,421,016.13
Interest - Class A-3 Notes	$831,590.30	$831,590.30	$—	$—	$31,589,425.83
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$31,097,087.58
First Allocation of Principal	$—	$—	$—	$—	$31,097,087.58
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$31,029,479.25
Second Allocation of Principal	$—	$—	$—	$—	$31,029,479.25
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$30,955,537.58
Third Allocation of Principal	$5,122,227.42	$5,122,227.42	$—	$—	$25,833,310.16
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,747,810.16
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,747,810.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,747,810.16
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,000,025.87
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,000,025.87
Remaining Funds to Certificates	$2,000,025.87	$2,000,025.87	$—	$—	$—
Total	$32,862,951.79	$32,862,951.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$35,812,448.72
Increase/(Decrease)	$(2,445,016.00)
Ending YSOC Amount	$33,367,432.72

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$494,510,340.88	$465,640,329.17
Note Balance	$489,762,556.59	$460,892,544.88
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	24	$294,373.14
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	236	$254,895.70
Monthly Net Losses (Liquidation Proceeds)			$39,477.44
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			(0.12)%
Preceding Collection Period			0.41%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$5,961,911.76
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.43%	149	$2,160,350.63
60-89 Days Delinquent	0.22%	70	$1,088,055.21
90-119 Days Delinquent	0.07%	19	$350,962.24
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.72%	238	$3,599,368.08

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$157,246.33
Total Repossessed Inventory		19	$314,883.01

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		89	$1,439,017.45
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.26%
Current Collection Period			0.29%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.13%	45	0.09%